VESSELS AND CAPITALIZED DRY-DOCKING	9 Months Ended
Sep. 30, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
VESSELS AND CAPITALIZED DRY-DOCKING

NOTE 2 – VESSELS AND CAPITALIZED DRY-DOCKING

Included in the carrying amount for "Vessels and capitalized dry-docking" are capitalized dry-docking costs in the amount of USD 59.9m (30 September 2017: USD 70.8m, 31 December 2017: USD 68.1m).

The depreciation expense for the nine months ended 30 September 2018 related to "Other plant and operating equipment" of USD 0.6m is included in the “Administrative expenses” (30 September 2017: USD 0.5m, 31 December 2017: USD 0.9m).

Impairment assessment

For determination of the vessel values, TORM has carried out an impairment indicator assessment of the most significant assumptions used in the fair value and value in use calculations for the Annual Report as of 31 December 2017 (please refer to Note 8 in the Annual Report 2017). Based on this, TORM has assessed that there are no impairment indicators noted as there were no significant changes in the assumptions to either the fair value or the value in use, and therefore TORM does not find any need to reassess the recoverable amount as of 30 September 2018.

The impairment loss of USD 1.3m relates to specific vessels which have been reclassified to assets-held-for-sale to be delivered to the buyers during Q4 2018. These vessels have been written down to their fair value less costs to sell.

USDm	30 September 2018	30 September 2017	31 December 2017

Cost:
Balance as of beginning of period	1,726.6	1,697.4	1,697.4
Additions	106.6	93.9	103.1
Disposals	-15.2	-9.3	-14.3
Transferred from prepayments	63.9	-	-
Transferred to assets held-for-sale	-22.8	-49.7	-59.6
Balance	1,859.0	1,732.3	1,726.6

Depreciation:
Balance as of beginning of period	258.5	180.0	180.0
Disposals	-15.2	-9.3	-14.3
Depreciation for the period	85.1	85.8	113.6
Transferred to assets held-for-sale	-8.5	-17.5	-20.8
Balance	319.9	239.0	258.5

Impairment:
Balance as of beginning of period	173.6	173.6	173.6
Impairment losses on tangible fixed assets	1.3	2.6	3.6
Transferred to assets held-for-sale	-1.3	-2.6	-3.6
Balance	173.6	173.6	173.6

Carrying amount	1,365.5	1,319.7	1,294.5